UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21384

              New River Funds

(Exact name of Registrant as specified in charter)

              1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)               (Zip code)

              James Colantino

             c/o Gemini Fund Services, LLC., 450 Wireless Blvd,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2603

Date of fiscal year end:  8/31

Date of reporting period:             2/28/06

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

INVESTMENT MANAGER

NEW RIVER ADVISERS LLC

1881 GROVE AVENUE

RADFORD, VA 24141

SEMI-ANNUAL REPORT

FEBRUARY 28, 2006

(UNAUDITED)

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

The first quarter of 2006 picked up right where it left off in the fourth quarter of 2005.  Generally, small cap stocks have continued to outperform large caps and momentum stocks outperformed value.  The former is reflected in the movement of both the New River Small Cap Fund and its benchmark, the Russell 2000® Index1, which were up 8.11% and 8.17%, respectively, in the quarter ended February 28, 2006.  These trends slowed growth in the New River Core Equity Fund and in the S&P 500® Index2, which saw growth of 1.73% and 2.96%, respectively, in the same period.  I remain confident in the investment thesis of our funds: that we buy companies with strong fundamentals, solid management and good prospects at reasonable prices.  These companies are ones that we believe will reward investors over time.  And, by buying such names, we are able to keep our portfolio turnover low.  In the past six months, the Small Cap Fund had a turnover rate of only 6% and the Core equity Fund had a rate of only 13%, both far below the average churn of their peers.

The economy is changing; it has been in the throes of change for a long time now.  And one of the most significant sources of change is the increasing globalization of financial markets and interconnectedness of local, regional and national economies.  Over time these changes should lead to more efficient markets and asset pricing.  But, as we struggle to understand the relationships between things like China’s surging standard of living and productivity and the liquidity of the U.S. financial markets, it feels like a time of uncertainty.  And perhaps the best example of this indeterminacy has been in the efforts in the popular press to understand the relationship between the yield curve and the Fed’s raising of interest rates.  We read that the yield curve is not behaving as it should, that hedge funds are distorting the true risk embedded in the time value of money, or that we are moving back toward a recession, if we are not actually moving into a period of increasing productivity. Our only certainty is uncertainty.

___________________________

The performance data shown is past performance.  Past performance does not guarantee future results and current performance may be lower or higher that the performance shown.  Investment return and principal value will fluctuate and investor shares, when redeemed, may be more or less tha n their original cost.  For more performance numbers current to the most recent month-end please visit www.newriverfunds.com or by calling (866) NRA-FUND.  For full details about the fund, please read your prospectus.

New River Funds

I and our portfolio managers cannot tell you where the indexes will end the year.  We will not tell you when and at what level the Federal Reserve will stop raising rates or when the yield curve will become “normal”.  But we believe that, over time, good companies bought at reasonable prices will outperform other equity investment styles.  And so we will continue to manage our portfolios as we have since inception, with an eye toward value. Our thesis will not prove true for every stock in our portfolios, nor will we excel in every time period sampled.  But we do believe that our method will reward shareholders over time, as it has in the past and continues to do today.  Thank you for investing both your trust and your money with us.  We take our commitment to each shareholder seriously and take personal satisfaction in helping you to meet your financial goals.

Regards,

Robert M. Patzig

Chief Executive Officer

1 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends ..  An investor cannot invest directly in an index.

2 The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in your prospectus and should be read carefully.  The prospectus can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com.

New River Funds are distributed by Aquarius Fund Distributors, LLC, Member NASD.

0070- AFD- 04/25/2006

New River Funds

Portfolio Holdings Summary* (Unaudited)

Small Cap Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	91.37%	Construction Services	5.25
Machinery	14.83	Financial Services	4.98
Telecommunications Equipment	9.04	Savings & Loans	4.51
Basic Materials	8.79	Chemicals	4.50
Energy	8.18	Apparel Manufacturers	3.49
Food Processing	7.53	Healthcare	3.40
Retail	7.33	Recreational Products	3.30
Diversified Manufacturing	6.24	Cash & Other Assets Less Liabilities	8.63

                                                                                             Total Net Assets                                                       100.00%

Top Ten Portfolio Holdings	% of Net Assets		% of Net Assets
Trinity Industries, Inc.	6.24%	Newport Corp.	4.93
Flowserve Corp.	5.92	Cascade Corp.	4.70
URS Corp.	5.25	Smithfield Foods, Inc.	4.51
Quanex Corp.	4.98	Washington Federal, Inc.	4.51
Affiliated Managers Group	4.98	Lubrizol Corp.	4.50

Core Equity Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	95.81%	Computer Software & Programming	3.24
Financial Services	16.77	Building Materials	3.17
Retail	11.26	Semiconductors	3.13
Oil & Gas	10.13	Chemicals	3.02
Computer Services	8.44	Medical – Products	3.02
Insurance	7.54	Medical – Labs	2.90
Conglomerates	5.48	Food Products	2.83
Beverages	3.42	Telephone	2.52
Business Services	3.39	Construction Services	2.29
Healthcare	3.26	Cash & Other Assets Less Liabilities	4.19

                                                                                                Total Net Assets                                                   100.00%

Top Ten Portfolio Holdings	% of Net Assets		% of Net Assets
Affiliated Computer Services, Inc.	4.75	Foot Locker, Inc.	3.85
Best Buy, Inc.	4.23	Goldman Sachs Group, Inc.	3.76
Allstate Corp.	4.17	First Data Group	3.69
GlobalSantaFe Corp.	4.02	PepsiCo, Inc.	3.42
Franklin Resources, Inc.	4.01	Manpower, Inc.	3.40

* As of February 28, 2006.  Excludes short-term investments.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
February 28, 2006

	Shares	Market Value
COMMON STOCKS- 91.37%
Apparel Manufacturers- 3.49%
Columbia Sportswear Co.*	25,060	$ 1,262,022

Basic Materials- 8.79%
Atlantis Plastics, Inc. Class A*	34,710	308,919
Caraustar Industries, Inc *	104,915	1,066,986
Quanex Corp.	29,027	1,801,706
		3,177,611
Chemicals- 4.50%
Lubrizol Corp.	37,645	1,628,523

Construction Services- 5.25%
URS Corp.*	43,505	1,896,383

Diversified Manufacturing- 6.24%
Trinity Industries, Inc.	42,555	2,255,415

Energy- 8.18%
Newfield Exploration Co.*	41,868	1,618,198
OGE Energy Corp.	46,520	1,337,450
		2,955,648
Financial Services- 4.98%
Affiliated Managers Group*	18,300	1,801,269

Food Processing- 7.53%
Darling International, Inc. *	249,750	1,093,905
Smithfield Foods, Inc.*	61,660	1,629,674
		2,723,579
Healthcare- 3.40%
America Service Group, Inc.*	68,145	1,230,017

Machinery- 14.83%
AGCO Corp.*	77,920	1,523,336
Cascade Corp.	32,775	1,699,711
Flowserve Corp.*	41,630	2,139,782
		5,362,829

The accompanying notes are an integral part of these financial statements.

New River Funds
Small Cap Fund - Schedule of Investments- Continued (Unaudited)
February 28, 2006

	Shares	Market Value

Recreational Products- 3.30%
Polaris Industries, Inc.	23,835	$ 1,192,942

Retail- 7.33%
Pier One Imports, Inc.	97,480	1,026,464
Tractor Supply Co.*	25,700	1,623,726
		2,650,190
Savings & Loans- 4.51%
Washington Federal, Inc.	68,842	1,628,802

Telecommunications Equipment- 9.04%
Andrew Corp.*	109,400	1,483,464
Newport Corp.*	100,530	1,783,401
		3,266,865

TOTAL COMMON STOCKS (Cost $28,283,317)		33,032,095

SHORT TERM INVESTMENTS - 4.70%
Bank of New York Hamilton Fund Premier Class, 4.05%	1,700,000	1,700,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,700,000)		1,700,000

TOTAL INVESTMENTS (Cost $29,983,317)- 96.07%		34,732,095
Cash and other assets less liabilities- 3.93%		1,421,117
NET ASSETS- 100.00%		$ 36,153,212

*Non-income producing security

The accompanying notes are an integral part of these financial statements.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
February 28, 2006

	Shares	Market Value
COMMON STOCKS- 95.81%
Beverages- 3.42%
PepsiCo, Inc.	4,350	$ 257,128

Building Materials- 3.17%
Masco Corp.	7,635	238,136

Business Services- 3.39%
Manpower, Inc.	4,760	255,326

Chemicals- 3.02%
Du Pont (E.I.) de Nemours & Co.	5,635	226,752

Computer Services- 8.44%
Affiliated Computer Services, Inc. Class A *	5,680	357,386
First Data Corp.	6,145	277,324
		634,710
Computer Software & Programming- 3.24%
Check Point Software Technologies Ltd.*	11,450	243,427

Conglomerates- 5.48%
General Electric Co.	6,500	213,655
Tyco International Ltd.	7,685	198,196
		411,851
Construction Services- 2.29%
Toll Brothers, Inc. *	5,330	172,479

Financial Services- 16.77%
Capital One Financial Corp.	2,590	226,884
Citigroup, Inc.	5,450	252,717
Franklin Resources, Inc.	2,940	301,879
Goldman Sachs Group, Inc.	2,000	282,580
H&R Block, Inc.	8,820	196,686
		1,260,746
Food Products- 2.83%
Wrigley, (WM) Jr. Co.	3,350	212,859

The accompanying notes are an integral part of these financial statements.

New River Funds
Core Equity Fund- Schedule of Investments- Continued (Unaudited)
February 28, 2006

	Shares	Market Value
Healthcare- 3.26%
Cardinal Health, Inc.	3,380	$ 245,388

Insurance- 7.54%
Allstate Corp.	5,730	313,889
UnitedHealth Group, Inc.	4,350	253,301
		567,190
Medical- Labs- 2.90%
Quest Diagnostics, Inc.	4,120	217,824

Medical- Products- 3.02%
Biomet, Inc.	6,250	227,500

Oil & Gas- 10.13%
Devon Energy Corp.	3,805	223,087
Exxon Mobil Corp.	3,975	235,996
GlobalSantaFe Corp.	5,465	302,433
		761,516
Retail- 11.26%
Best Buy, Inc.	5,902	317,882
Foot Locker, Inc.	12,520	289,337
Wal-Mart Stores, Inc.	5,280	239,501
		846,720
Semiconductors- 3.13%
Intel Corp.	11,430	235,458

Telephone - 2.52%
Verizon Communications, Inc.	5,625	189,563

TOTAL COMMON STOCKS (Cost $6,645,535)		7,204,573

SHORT TERM INVESTMENTS - 1.75%
Bank of New York Hamilton Fund Premier Class, 4.05%
(Cost $131,601)	131,601	131,601

TOTAL INVESTMENTS (Cost $6,777,136)- 97.56%		7,336,174
Cash and other assets less liabilities- 2.44%		183,541
NET ASSETS- 100.00%		$ 7,519,715

*Non-income producing security

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Assets and Liabilities
February 28, 2006 (Unaudited)

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 29,983,317	$ 6,777,136
Investments in securities, at value	$ 34,732,095	$ 7,336,174
Cash	2,054,003	-
Receivable for fund shares sold	83,000	-
Receivable for securities sold	-	179,764
Dividends and interest receivable	14,552	6,655
Due from investment adviser	-	4,956
Prepaid expenses and other assets	29,877	19,923
Total Assets	36,913,527	7,547,472

LIABILITIES:
Payable for securities purchased	724,909	-
Payable for advisory fees	12,143	-
Payable for distribution fees	6,828	1,436
Accrued expenses and other liabilities	16,435	26,321
Total Liabilities	760,315	27,757
Net Assets	$ 36,153,212	$ 7,519,715

NET ASSETS CONSIST OF:
Paid in capital	$ 31,369,037	$ 6,984,055
Accumulated undistributed net investment income (loss)	40,175	(302)
Accumulated net realized loss from
investment transactions	(4,778)	(23,076)
Net unrealized appreciation on investments	4,748,778	559,038
Net Assets	$ 36,153,212	$ 7,519,715
Shares Outstanding	2,313,020	595,071

Net asset value, offering price and redemption
price per share*	$ 15.63	$ 12.64
_____________
* Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Operations
For the six months ended February 28, 2006 (Unaudited)

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 37,122	$ 3,288
Dividends	70,697	46,130
Total investment income	107,819	49,418

EXPENSES:
Investment advisory fees	151,616	28,455
Legal fees	56,729	14,181
Distribution fees	37,904	8,892
Transfer agency fees	14,976	9,720
Administration fees	14,466	10,984
Accounting fees	13,463	11,208
Registration & filing fees	10,413	10,413
Insurance expense	7,671	1,919
Trustees' fees	6,456	1,796
Audit fees	5,951	5,951
Custody fees	5,553	2,876
Printing expense	4,959	1,240
Miscellaneous expenses	978	744
Total expenses	331,135	108,379

Less: Expense reimbursement and waivers	(103,420)	(61,993)
Net expenses	227,715	46,386

Net investment income (loss)	(119,896)	3,032

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain from investment transactions	2,466	168,731
Net change in unrealized appreciation
of investments for the period	2,966,039	177,822
Net realized and unrealized gain on investments	2,968,505	346,553
Net increase in net assets resulting from operations	$ 2,848,609	$ 349,585

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the six	For the year
	months ended	ended
	February 28, 2006	August 31, 2005
NET INCREASE IN NET ASSETS	(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$ (119,896)	$ 311,666
Net realized gain from investment transactions	2,466	118,195
Net change in unrealized appreciation of
investments for the period	2,966,039	1,765,757
Net increase in net assets resulting from operations	2,848,609	2,195,618

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.07 and $0.00 per share, respectively)	(151,595)	-
Distributions from net realized gains on investments
($0.06 and $0.05 per share, respectively)	(121,276)	(38,401)
Total distributions to shareholders	(272,871)	(38,401)

CAPITAL SHARE TRANSACTIONS:	7,109,620	20,742,978

Net increase in net assets	9,685,358	22,900,195

NET ASSETS:
Beginning of period	26,467,854	3,567,659
End of period	$ 36,153,212	$ 26,467,854

Accumulated net investment income at end of period	$ 40,175	$ 311,666

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Changes in Net Assets
Core Equity Fund

	For the six	For the year
	months ended	ended
	February 28, 2006	August 31, 2005
NET INCREASE IN NET ASSETS	(Unaudited)
FROM OPERATIONS:
Net investment income	$ 3,032	$ 5,512
Net realized gain from investment transactions	168,731	50,508
Net change in unrealized appreciation
of investments for the period	177,822	384,552
Net increase in net assets resulting from operations	349,585	440,572

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.02 and $0.00 per share, respectively)	(8,846)	-
Distributions from net realized gains on investments
($0.42 and $0.04 per share, respectively)	(241,403)	(6,219)
Total distributions to shareholders	(250,249)	(6,219)

CAPITAL SHARE TRANSACTIONS:	1,497,136	5,207,775

Net increase in net assets	1,596,472	5,642,128

NET ASSETS:
Beginning of period	5,923,243	281,115
End of period	$ 7,519,715	$ 5,923,243

Accumulated net investment income (loss) at end of period	$ (302)	$ 5,512

The accompanying notes are an integral part of these financial statements.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)

	For the six	For the year	October 1, 2003*
	months ended	ended	through
	February 28, 2006	August 31, 2005	August 31, 2004
	(Unaudited)
Net asset value, beginning of period	$ 14.49	$ 12.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.06)	0.28	(0.11)
Net realized and unrealized gain on investments	1.33	2.26	2.11
Total from investment operations	1.27	2.54	2.00

LESS DISTRIBUTIONS:
From net investment income	(0.07)	0.00	0.00
From net realized gains on investments	(0.06)	(0.05)	0.00
Total distributions	(0.13)	(0.05)	0.00

Net asset value, end of period	$ 15.63	$ 14.49	$ 12.00

Total return (b)	8.86%	21.13%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 36,153	$ 26,468	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.50%	1.83%
Net investment income	(0.79)%	2.03%	(0.99)%
Portfolio turnover rate	7%	6%	15%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 0.68%, 1.48% and 11.84% of average daily net assets for the periods ended February 28, 2006,
August 31, 2005 and August 31, 2004, respectively.

The accompanying notes are an integral part of these financial statements.

New River Funds
Financial Highlights
Core Equity Fund

Selected data based on a share outstanding throughout each period (a)

	For the six	For the year	October 1, 2003*
	months ended	ended	through
	February 28, 2006	August 31, 2005	August 31, 2004
	(Unaudited)
Net asset value, beginning of period	$ 12.46	$ 10.44	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.01	0.02	(0.02)
Net realized and unrealized gain on investments	0.61	2.04	0.46
Total from investment operations	0.62	2.06	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.02)	0.00	0.00
From net realized gains on investments	(0.42)	(0.04)	0.00
Total distributions	(0.44)	(0.04)	0.00

Net asset value, end of period	$ 12.64	$ 12.46	$ 10.44

Total return (b)	5.00%	19.70%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,520	$ 5,923	$ 281
Ratios to average net assets (c,d)
Expenses	1.30%	1.30%	1.67%
Net investment income	0.09%	0.17%	(0.21)%
Portfolio turnover rate	13%	24%	38%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 1.75%, 3.93% and 61.24% of average daily net assets for the periods ended February 28, 2006,
August 31, 2005 and August 31, 2004, respectively.

The accompanying notes are an integral part of these financial statements.

New River Funds

Notes to Financial Statements

February 28, 2006 (Unaudited)

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003.  Small Cap Fund operates as a non-diversified investment company and Core Equity Fund operates as a diversified investment company, within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

New River Funds

Notes to Financial Statements- Continued

February 28, 2006 (Unaudited)

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses-  Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

Indemnification. The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual management fees earned during the six months ended February 28, 2006.

	Management Fee Rate	Management Fee
Small Cap Fund	1.00%	$ 151,616
Core Equity Fund	0.80%	28,455

New River Funds

Notes to Financial Statements- Continued

February 28, 2006 (Unaudited)

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS-Continued

The Manager has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2006.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for six months ended February 28, 2006, are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/ Reimbursements
Small Cap Fund	1.50%	$ 103,420
Core Equity Fund	1.30%	61,993

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of February 28, 2006, there was $486,448 and $302,435 of fee waivers and expense reimbursements subject to recapture by the Manager through August 31 of the years below:

	2007	2008	2009
Small Cap Fund	$ 155,454	$ 227,574	$ 103,420
Core Equity Fund	110,592	129,850	61,993

The Manager has entered into sub-advisory agreements with Michael W. Cook Asset Management, Inc., d/b/a Cook Mayer Taylor (“CMT”), on behalf of the Small Cap Fund and with Howe and Rusling, Inc. (“H&R”), on behalf of the Core Equity Fund.  Each sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.  H&R is an affiliate of the Manager.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration and accounting services to the Funds.  Under terms of such agreements, GFS is paid an annual fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a transfer agency servicing agreement, under which GFS provides transfer agency and dividend disbursing services.  For performing such services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees.  In addition, GFS is reimbursed for out-of-pocket expenses.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, including related administrative support.  Under the terms of such agreement, FCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.

A trustee and certain officers of the Funds are also officers of affiliates of the Manager.  An officer of the Fund is also an officer of GFS and FCS.

New River Funds

Notes to Financial Statements- Continued

February 28, 2006 (Unaudited)

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS and FCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended February 28, 2006, were as follows:

	Purchases	Sales
Small Cap Fund	$ 7,553,551	$ 1,821,214
Core Equity Fund	1,930,930	923,450

The identified cost of investments in securities owned by each Fund, for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2006, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$ 29,985,216	$6,086,624	$ 1,339,745	$ 4,746,879
Core Equity Fund	6,777,136	807,607	248,569	559,038

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

Small Cap Fund	For the six months ended February 28, 2006		For the year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	697,971	$10,186,692	1,624,613	$22,078,894
Shares issued for reinvestment of dividends	18,772	266,386	2,684	37,979
Shares redeemed (Net of $1,278 and $1,326 redemption fees*, respectively)	(229,723)	(3,343,458)	(98,676)	(1,373,895)
Net increase	487,020	$7,109,620	1,528,621	$20,742,978

New River Funds

Notes to Financial Statements- Continued

February 28, 2006 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS-Continued

Core Equity Fund	For the six months ended February 28, 2006		For the year Ended August 31, 2005
	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	132,304	$1,655,523	479,019	$5,570,691
Shares issued for reinvestment of dividends	19,988	250,249	527	6,219
Shares redeemed (Net of $0 and $511 redemption fees*, respectively)	(32,465)	(408,636)	(31,224)	(369,135)
Net increase	119,827	$1,497,136	448,322	$5,207,775

   *Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

NOTE 7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 28, 2006, Charles Schwab & Co., Inc. and National Financial Services LLC held 52% and 29%, respectively, of the outstanding shares of the Core Equity Fund for the benefit of others.

NOTE 8. TAX INFORMATION

The tax character of distributions paid during the year ended August 31, 2005, was as follows:

Ordinary Income
Small Cap Fund	$ 38,401
Core Equity Fund	6,219

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation / (Depreciation)
Small Cap Fund	$ 401,695	$ 25,902	$ 1,780,840
Core Equity Fund	54,245	863	381,216

The differences between book basis and tax basis figures for the Small Cap Fund is attributable to the tax treatment of wash sale losses.

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur ongoing costs including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees.

This Example is based on an investment of $1,000 invested on August 31, 2005, and held until February 28, 2006

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/31/05)	Ending Account Value (2/28/06)	Expenses Paid During Period* (9/1/05 to 2/28/06)
Small Cap Fund
Actual	$1,000.00	$1,088.60	$7.77
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50
Core Equity Fund
Actual	1,000.00	1,049.98	6.61
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.51

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.30% for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

New River Funds

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

On December 22, 2006, a Special Meeting of Shareholders of the New River Small Cap Fund was held at which shareholders approved a new investment sub-advisory agreement between New River Advisors, LLC and Michael W. Cook Asset Management, Inc. d.b.a. Cook Mayer Taylor, as follows:

                             FOR                                          AGAINST                                  ABSTAIN

                           1,214,700                                        7,072                                          11,621

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

Investment Manager

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Independent Auditors

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

1-866-NRA-FUND

(1-866-672-3863)

www.newriverfunds.com

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

SEMI-ANNUAL REPORT

FEBRUARY 28, 2006

(Unaudited)

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the Registrant’s disclosure controls and procedures on April 24, 2006 the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable for open-end investment companies.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        New River Funds

By (Signature and Title)

              /s/ Robert Patzig

              Robert Patzig, Chief Executive Officer

Date      5/4/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Robert Patzig

              Robert Patzig, Chief Executive Officer

Date      5/4/2006

By (Signature and Title)

*            /s/ Doit L. Koppler II

Doit L. Koppler II, Chief Financial Officer

Date      5/4/2006